Segment Information	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Segment Reporting [Abstract]
Segment Information

16.        Segment Information

The Company’s operations involve the development and usage, including licensing, of its proprietary nutrient infusion Technology. Lexaria is centrally managed and its chief operating decision makers, being the President and the CEO, use the consolidated and other financial information supplemented by revenue information by category of alternative health consumer products and technology licensing to make operational decisions and to assess the performance of the Company. The Company has identified two reportable segments: Intellectual Property Licensing and Consumer Products. Licensing revenues are significantly concentrated on one licensee.

	IP Licensing	Consumer Products	Corporate	Consolidated Total
	$	$	$	$
External revenue	69,750	99,631	—	169,381
CoGS	—	(65,959)	—	(65,959)
Operating expenses	(300,034)	(293,487)	(1,432,156)	(2,025,677)
Segment loss	(230,284)	(259,815)	(1,432,156)	(1,922,255)
Total assets	694,684	124,412	1,167,130	1,986,226

17.	Segment Information

The Company’s operations involve the development and usage, including licensing, of its proprietary nutrient infusion Technology. Lexaria is centrally managed and its chief operating decision makers, being the president and the CEO, use the consolidated and other financial information supplemented by revenue information by category of alternative health consumer products and technology licensing to make operational decisions and to assess the performance of the Company. The company has identified two reportable segments: Intellectual Property Licensing and Consumer Products. Licensing revenues are significantly concentrated on three licensees.

	IP Licensing	Consumer Products	Corporate	Consolidated Total
External Revenue	$198,000	$24,610	$—	$222,610
CoGS	$—	$(22,893)	$—	$(22,893)
Operating Expenses	$(1,211,733)	$(968,947)	$(2,177,450)	$(4,358,130)
Segment Loss	$(1,013,733)	$(967,230)	$(2,177,450)	$(4,158,413)
Total Assets	$645,969	$127,396	$1,901,854	$2,675,219